22. Provision for contingencies	12 Months Ended
Dec. 31, 2020
Provision For Contingencies
Provision for contingencies
22.	Provision for contingencies

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and the obligation can be reliably estimated. The expense related to the provision is recognized in statement of operations for the year, net of any reimbursement. In case of attorney’s fees in favorable court decisions, the Group’s policy is to record a provision when fees are incurred, i.e., upon final judgment on lawsuits, as well as disclose in notes the estimated amounts involved in lawsuits in progress.

In order to assess the outcome´s probability the Group considers available evidence, the hierarchy of laws, prior court decisions in similar cases and their legal significance, as well as the legal counsel’s opinion.

The provision for contingencies is estimated by the Group’s management, supported by its legal counsel, for an amount considered sufficient to cover probable losses.

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2019	841	319	145	1,305
Additions	331	166	166	663
Payments	(13)	(75)	(73)	(161)
Reversals	(67)	(83)	(70)	(220)
Monetary adjustment	(3)	38	21	56
Exchange rate changes	17	2	5	24
Deconsolidation Sendas (*)	(169)	(64)	(49)	(282)
Balance at December 31, 2020	937	303	145	1,385

(*) As result of the Sendas’ spin-off, the balances of provisions for legal demands totaling R$ 292 were deconsolidated, of which R$179 of tax contingencies, R$64 of labor contingencies, and R$49 of civil contingencies and others.

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2018	828	291	116	1,235
Additions	149	449	162	760
Payments	(41)	(328)	(84)	(453)
Reversals	(274)	(200)	(92)	(566)
Monetary restatement	(10)	66	23	79
Business combination	76	13	14	103
Exchange rate changes	2	-	-	2
Deconsolidation Via Varejo	111	28	6	145
Balance at December 31, 2019	841	319	145	1,305

22.1.	Tax

As per prevailing legislation, tax claims are subject to monetary restatement, which refers to an adjustment to the provision for tax claims according to the indexation rates used by each tax jurisdiction. In all cases, both the interest charges and penalties, when applicable, were computed and fully provisioned.

The main provisioned tax claims are as follows:

ICMS

The Federal Supreme Court ("STF") on October 16, 2014 decided that ICMS taxpayers that trade products included in the “basic food basket” had no right to fully take the ICMS credits on the purchase. The Group, with the assistance of its legal counsel, decided to record a provision in relation to this matter amounting to R$27 as of December 31, 2020 (R$50 as of December 31, 2019). The amounts accrued represent Management’s best estimate of the future probable cash disbursement to settle this claim. On May 9, 2019, the STF upheld the previous understanding and did not comply with the request for modulation of the effects of the decision. However, this decision did not have a major impact on the Group's financial information, since the amount was fully provisioned.

Additionally, there are cases assessed by São Paulo State tax authorities related to the refund of ICMS over tax substitution without proper compliance with accessory tax obligations introduced by CAT Administrative Rule 17. Considering recent court decisions the Group accrued R$292 (R$268 in December 2019) representing the estimation of probable loss evaluated by management based on documentation evidence aspect of the claims.

Other tax claim

According to the assessment of its external legal counsel, were provisioned by the Group refer to: (i) challenge on the non-application of the Accident Prevention Factor - FAP; (ii) challenge on the State Finance Department on the ICMS tax rate calculated on energy bills; (iii) undue credit (iv) no social charges on benefits granted to its employees, due to an unfavorable decision in the Court; (v) IPI requirement on the resale of imported products; (vi) other minor claims. The amount accrued for these claims as of December 31, 2020 was R$470 (R$345 as of December 31, 2019).

Supplementary Law 110/2001

The Group claims in court the eligibility to not pay to the Government Severance Indemnity Fund for Employees (FGTS) costs. The accrued amount as of December 31, 2020 is R$60 (R$96 in December 31, 2019).

Indemnification with Sendas

The Company is responsible for the legal proceedings of Sendas Distribuidora prior to Assai's activity. At December 31, 2020, the accrued amount of tax lawsuits is R$115 (R$104 at December 31, 2019).

Éxito Group

Éxito and its subsidiaries discuss tax claims related to value added tax, property tax and industry and commerce taxes in the amount of R$88 at December 31, 2020 (R$78 at December 2019).

22.2.	Labor and social security taxes

The Group is part in various labor lawsuits mainly due to termination of employees in the ordinary course of business. At December 31, 2020, the Group recorded a provision of R$303 (R$319 as of December 31, 2019). Management, with the assistance of its legal counsel, assessed these claims and recorded a provision for losses when the related amounts can be reasonably estimated, based on past experiences in relation to the amounts claimed.

22.3.	Civil and others

The Group is part in civil lawsuits at several court levels (indemnities and collections, among others) and at different courts. Management records a provision for amounts it considers sufficient to cover unfavorable court decisions, when its internal and external legal counsels assess that a negative outcome is probable.

Among these lawsuits, we highlight the following:

·	The Group is part in various lawsuits requesting the renewal of rental agreements and the review of the current rent paid. The Group recognizes a provision for the difference between the amount originally paid by the stores and the amounts claimed by the owner of the property, when its internal and external legal counsels assessed that it is probable that such difference will be actually paid by the Group. As of December 31, 2020, the amount accrued for these lawsuits is R$34 (R$68 as of December 31, 2019), for which there are no corresponding restricted deposits.
·	The Group is part of claims related to penalties applied by regulatory agencies, from the Federal, State and Municipal Administrations, among which includes Consumer Protection Agencies (Procon), National Institute of Metrology, Standardization and Industrial Quality (INMETRO) and Municipalities and some lawsuits involving contract terminations with suppliers. Management, with the assistance of its legal counsels, assessed these claims, and recorded a provision. On December 31, 2020 the amount of this provision is R$40 (R$24 on December 31, 2019).
·	The subsidiary Éxito and its subsidiaries respond to certain lawsuits related to civil liability claims, lawsuits for rental conditions and other matters in the amount of R$35 on December 31, 2020 (R$17 on December 31, 2019).
·	In relation to the provisioned amounts remaining for other civil jurisdiction claims on December 31, 2019, it is R$36 (R$36 on December 31, 2019).

Total civil lawsuits and other claims as of December 31, 2020 amount to R$145 (R$145 as of December 31, 2019).

22.4.	Possible contingent liabilities

The Group is part of other litigations for which an outcome has been assessed by Management with the support of legal advisors as possible, therefore, the Group has not recorded a provision. Possible losses amounted to R$10,081 as of December 31, 2020 (R$10,829 on December 31, 2019), and are mainly related to:

·	INSS (Social Security Contribution) –The Group was assessed for non-levy of payroll charges on benefits granted to its employees, among other matters, totaling R$473, as December 31, 2020 (R$453 as of December 31, 2019). The claims are under administrative and court discussions. On August 28, 2020, the Federal Supreme Court (STF), in a general repercussion decision, recognized the constitutionality of the incidence of social security contributions on one-third vacation pay. The Company has been following the development of these issues, and together with its legal advisors, has concluded that the elements until now do not require to record a provision for losses.
·	IRPJ, withholding income tax - IRRF, CSLL, tax on financial transactions - IOF, withholding income tax on net income – Group has several assessment notices regarding offsetting proceedings, rules on the deductibility of provisions, payment divergences and overpayments; fine for failure to comply with accessory obligations, among other less significant taxes. The amount involved is R$575 as of December 31, 2020 (R$1,055 as of December 31, 2019).
·	COFINS, PIS and IPI – the Group has been challenged about offsets of IPI credits acquired from third parties with a final and an-appeal over the decision, fine for failure to comply with accessory obligations, disallowance of COFINS and PIS credits, among other minor claims. These lawsuits await decision at the administrative and court levels. The amount involved in these assessments is R$2,940 as December 31, 2020 (R$2,022 as of December 31, 2019).
·	ICMS – The Group received tax assessment notices by the State tax authorities in relation to: (i) utilization of energy bills credits; (ii) purchases from suppliers considered not qualified in the State Finance Department registry; (iii) purchases of merchandise for resale (own ICMS); (iv) sale of extended warranty, (v) resulting from financed sales; and (vi) among other matters. The total amount of these assessments is R$5,572, as of December 31, 2020 (R$6,773 as of December 31, 2019), which await a decision at the administrative and court levels.
·	Municipal service tax - ISS, Municipal Real Estate Tax (“IPTU”), rates and others – these refer to assessments on withholdings of third parties, IPTU payment divergences, penalties for failure to comply with accessory obligations, ISS and sundry taxes, in the amount of R$143 as December 31, 2020 (R$123 as of December 31, 2019), which await decision at the administrative and court levels.
·	Other litigations – these refer to administrative proceedings and lawsuits in which the Group claims the renewal of rental agreements and setting of rents according to market values in the civil court, special civil court, Consumer Protection Agency - PROCON (in many States), Institute of Weights and Measure - IPEM, National Institute of Metrology, Standardization and Industrial Quality - INMETRO and National Health Surveillance Agency - ANVISA, among others, totaling R$374 as December 31, 2020 (R$403 as of December 31, 2019).
·	The subsidiary Éxito and its subsidiaries have an amount of R$4 of lawsuits with probability of possible losses on December 31, 2020 (R$72 as of December 31, 2019), mostly related to tax claims.

The Group is part of other tax claims, including the improper tax deduction of goodwill amortization, for which, based on the management’s understanding and assessment of external legal counsel, the Group has the right for an indemnization from its former and current shareholders, related to the years 2007 to 2013. These assessments amounted to R$1,432 on December 31, 2020 (R$1,409 on December 31, 2019).

The Group is responsible for the legal processes of GLOBEX prior to the association with Casas Bahia (Via Varejo). As of December 31, 2020, the amount involved in tax proceedings is R$456 (R$484 as of December 31, 2019).

The Company is responsible for the legal proceedings of Sendas Distribuidora prior to the Assai activity. At December 31, 2020, the amount involved is R$1,420, of which tax R$1,378 and civil and others R$42 (R$1,382 at December 31, 2019).

The Group engages external legal counsels to represent it in the tax assessments, whose fees are contingent on the final outcome of the lawsuits. This percentage may vary according to qualitative and quantitative factors of each claim, and as of December 31, 2020 the estimated amount, in case of success in all lawsuits, is approximately R$174 (R$205 as of December 31, 2019).

22.5.	Restricted deposits for legal proceedings

The Group is challenging the payment of certain taxes, contributions and labor-related obligations and has made restricted deposits in the corresponding amounts, as well as escrow deposits related to the provision for legal proceedings.

The Group has recorded restricted deposits as follows.

	2020	2019

Tax	123	242
Labor	407	474
Civil and other	33	79
Total	563	795
22.6.	Guarantees

Lawsuits	Property and equipment		Letter of Guarantee		Total
	2020	2019	2020	2019	2020	2019

Tax	733	843	10,022	9,162	10,755	10,005
Labor	-	-	613	539	613	539
Civil and other	9	11	558	469	567	480
Total	742	854	11,193	10,170	11,935	11,024

The cost of letter of guarantees is approximately 0.49% per year of the amount of the lawsuits and is recorded as financial expense.

The Company is responsible for the legal claims of Sendas Distribuidora related to periods when activities in Sendas Distribuidora were related to the traditional retail. In relation to these legal claims there are letters of guarantee and insurance issued in the amount of R$ 201 at December 31, 2020.

22.7.	Deduction of ICMS from the calculation basis for PIS and COFINS

Since the adoption of the non-cumulative regime to calculate PIS and COFINS, the Group has claimed the right to deduct ICMS taxes from the calculation basis of PIS and COFINS. On March 15, 2017, the Supreme Court ruled that ICMS should be excluded from the calculation basis of PIS and COFINS.

Since such decision, the proceedings have been brought forward by our legal advisors without any change in management's judgment, but without the final decision on the appeal filed by the Attorney General. The Group and its external legal counsel believe that the decision on this appeal will not limit the right of the lawsuit filed by the Group, however, the elements of the lawsuit were still pending decision and do not allow the recognition of assets related to the credits to be raised since filing of the lawsuit in 2003. In 2019, certain of the Company’s subsidiaries had final court decision and recorded PIS and COFINS credits of R$382, of which R$198 was recognized as financial income.

On October 29, 2020, a final decision was issued in favor of the Company and granted a tax credit, of approximately R$1,609 (of which R$613 in the financial result), net of provisions for portions that are eventually considered unrealizable. The Group made the calculations based on the understanding of its legal advisors. This tax credit is subjected to certain administrative proceeding within the Brazilian Tax Authorities, and the Company estimates to realize the credits within 5 (five) years.

Similarly, Via Varejo obtained a favorable decision in May, 2020, which includes amount for which GPA is entitled to be reimbursed for, according to the terms of the association agreement signed between GPA and the Klein family in the transaction that created Via Varejo. The periods which GPA is entitled to be reimbursed relate to the subsidiary Globex (that was merged in the formation of Via Varejo) for the years between 2003 and 2010.

CBD has already recognized in fiscal year 2020, R$231 of a receivable with Via Varejo. The related gain is recognized in the net result of discontinued operations. In addition, the Company believes it is entitled to an outstanding amount of R$277, to be confirmed by documents to be provided by Via Varejo.

22.8.	Arbitration Península

On September 12, 2017, the Company received a notice from the Brazil-Canada Chamber of Commerce regarding a request for arbitration (“Proceeding”) filed by Banco Ourinvest S.A., a financial institution, in its capacity as fund manager and acting in the exclusively interest of the quotaholders of Fundo de Investimento Imobiliário Península ("Península").

The Proceeding aims to discuss the calculation of the rental fees and other operational matters related to the stores owned by Peninsula, which are under several lease agreements and contracts entered into between the Company and Peninsula during 2005 (the "Agreements"). The Agreements assure to CBD the rent of the stores for a period of twenty (20) years, which may be extended for an additional 20-year term, at CBD’s discretion, and establish the calculation of the rental fees.

The Proceeding refers to certain terms and conditions of the Agreements and does not affect the continuity of the leasing of the stores, which are contractually assured. The amounts on which the Company is exposed cannot be determined with reasonable certainty based on the current stage of the arbitral process. Management assessed the arbitration as possible loss, based on the opinion provided by the external legal counsel.